THE INSTITUTIONAL MONEY MARKET FUND

                        THE FEDERAL MONEY MARKET FUND

                                                                       ANNUAL
                                                                       REPORT
                                                                  OCTOBER 31,
                                                                         1999

                                   LOGO(R)
                                Victory Funds

Victory Funds

Risk/Reward Investment Spectrum

The Victory Funds offer a combined total of 32 money market, fixed income, specialty and equity mutual funds for individuals and institutions.

LOW      REWARD      HIGH

Money Market

Ohio Municipal Money Market
Tax-Free Money Market
Institutional Money Market
Financial Reserves
Prime Obligations
Gradison Government Reserves
Federal Money Market
U.S. Government Obligations

Income

Taxable

Investment Quality Bond
Government Mortgage
Fund for Income
Intermediate Income
Limited Term Income

Tax-Free

Ohio Municipal Bond
New York Tax-Free
National Municipal Bond

Specialty

Real Estate Investment
Convertible Securities
Balanced

Growth/Equity

International Growth
Small Co. Opportunity
Ohio Regional Stock
Special Value
Growth
Stock Index
Diversified Stock
Established Value
Lakefront
Value

LOW      RISK      HIGH

Source: Investment Product Group, Key Asset Management.

This report is authorized for distribution only when preceded or accompanied by a current prospectus for the Institutional Money Market Fund or the Federal Money Market Fund. For more complete information including a prospectus, which includes fees and ongoing expenses, please call
1-800-539-FUND.(R) Please read it carefully before investing or sending money.

                              TABLE OF CONTENTS

Letter to our Shareholders                                          2

Financial Statements

Schedules of Investments                                            3
Statements of Assets and Liabilities                                7
Statements of Operations                                            8
Statements of Changes in Net Assets                                 9
Financial Highlights                                               10
Notes to Financial Statements                                      13
Report of Independent Accountants                                  16

NOT FDIC INSURED
Shares of The Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Funds could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Funds.

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Victory Institutional Money Market Fund or the Victory Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                                   LOGO(R)
                                Victory Funds

                              1-800-539-FUND(R)
                              (1-800-539-3863)

1
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Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help realize your investment goals! I am pleased to present the Victory Institutional Money Market and Federal Money Market Fund's Annual Report for the year ended October 31, 1999. I hope you find this report useful, easy to read, and a valuable tool.

At Victory Funds, we recognize that you, our valued shareholder, are the key to our continued success. Your ongoing investor confidence has enabled the Funds, as a whole, to grow year-after-year. Victory Funds are now 32 mutual funds strong with more than $18 billion in assets under management.

Because we believe that an informed investor is the best investor, I thought it was important to share with you "What Makes Victory Funds Different?" I am confident that after you review the following points of interest you will be further reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. It's the essence of Victory Funds. Our portfolio managers and teams are known for adhering to a fund's investment style and objective. In simple terms, "we stick to our knitting."

A Disciplined Investment Process. Key Asset Management, the adviser to Victory Funds, draws from over 100 years of investment management experience and employs a structured and disciplined process of selecting securities for Victory portfolios.

Team Approach to Investment Management. A knowledgeable team of investment professionals backs the portfolio management of each Victory Fund. Although each Victory Fund features one or two portfolio managers, you benefit from a number of talented investment minds supporting their efforts.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment consultants, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The bottom-line -- results. At Victory Funds, we strive for optimal investment returns at reasonable risk levels. We are committed to managing the risk/return equation for Victory shareholders.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson
Leigh A. Wilson
President
Victory Funds

As of October 31, 1999

                               INSTITUTIONAL        FEDERAL
                               MONEY MARKET         MONEY MARKET

                               INVESTOR   SELECT    INVESTOR SELECT
                               CLASS      CLASS     CLASS    CLASS

Seven-Day Yield                5.28%      4.95%     5.07%    4.81%
Seven-Day Effective Yield      5.42%      5.08%     5.20%    4.93%
One Year Total Return          5.03%      4.72%     4.82%    4.56%

Maturity Schedule
As of 10/31/99

Days to Maturity               INSTITUTIONAL     FEDERAL
                               MONEY MARKET      MONEY MARKET

Less than 30 Days              46.4%             56.0%
31 to 60 Days                  20.2%             18.0%
61 to 90 Days                  11.0%              9.9%
Greater than 90 Days           22.4%             16.1%

Past performance is not predictive of future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

2
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THE VICTORY PORTFOLIOS                                 Schedule of Investments
Institutional Money Market Fund                               October 31, 1999
(Amounts in thousands)

                                                    Principal   Amortized
Security Description                                Amount      Cost

Bankers Acceptances (1.0%)

Toronto Dominion,
  5.30%, 11/1/99                                    $ 25,000    $ 25,000

Total Bankers Acceptances
(Amortized Cost $25,000)                                          25,000

Certificates of Deposit (7.0%)

ABN-AMRO North American Bank,
  5.12%, 4/28/00                                      10,000       9,996

Bank of America,
  6.01%, 2/3/00                                       25,000      25,000

Bayerische Landesbank
  New York,
  5.12%, 2/23/00                                      20,000      19,994

Bayerische Landesbank
  New York,
  5.12%, 3/21/00                                       8,000       7,994

Canadian Imperial Bank
  of Commerce,
  5.41%, 12/28/99                                     25,000      25,000

Deutsche Bank,
  5.06%, 2/10/00                                      20,000      19,938

Dresdner Bank,
  4.95%, 11/9/99                                     10,000        9,999

Rabobank,
  5.11%, 2/18/00                                      10,000       9,999

Rabobank,
  5.14%, 3/27/00                                       5,000       5,000

Rabobank,
  5.29%, 5/19/00                                      15,000      14,996

Royal Bank of Canada,
  4.97%, 2/3/00                                        5,000       4,996

Societe Generale,
  5.29%, 3/3/00                                        7,000       6,998

UBS Finance,
 5.29%, 3/1/00                                        10,000      10,000

Total Certificates of Deposit
(Amortized Cost $169,910)                                        169,910

Commercial Paper (61.6%)

Abbey National,
  5.35%, 12/3/99                                     100,000      99,524

Abbey National,
 5.16%, 12/13/99                                      20,000      19,880

Arizona Educational Loan Marketing,
  5.35%, 11/15/99, LOC Mellon Bank                    25,500      25,447

Asset Securitization Capital Corp.,
  5.33%, 11/30/99                                     15,000      14,936

Asset Securitization Capital Corp.,
  6.00%, 1/27/00                                      37,000      36,464

Asset Securitization Capital Corp.,
  6.00%, 1/28/00                                      20,000      19,707

Associates Corp. N.A., 5.40%, 12/6/99                  8,000       7,958

Baker Hughes, Inc., 5.33%, 11/16/99                   50,000      49,888

Baker Hughes, Inc., 5.31%, 11/18/99                   50,000      49,875

Bellsouth Capital Funding, 5.30%, 11/16/99             8,017       7,999

Bellsouth Capital Funding, 5.30%, 12/1/99 (b)         40,000      39,823

Canada Wheat Board, 5.62%, 2/28/00                    15,000      14,722

COFCO Capital Corp., 5.34%, 11/15/99,
  LOC Bank of America                                 35,000      34,927

Delaware Funding Corp., 5.35%, 11/30/99 (b)            9,505       9,464

Delaware Funding Corp., 5.78%, 2/8/00 (b)             28,000      27,555

Delaware Funding Corp., 5.82%, 2/22/00 (b)            30,000      29,452

Edison Asset Securities, 5.38%, 11/22/99              30,000      29,906

Edison Asset Securities, 6.00%, 1/28/00 (b)           55,000      54,194

Fleet Funding Corp., 5.94%, 2/15/00 (b)               25,000      24,563

Fleet Funding Corp., 5.79%, 2/17/00 (b)               35,500      34,883

Fuji Photo Film, 5.34%, 11/9/99                       27,188      27,156

General Electric Capital Corp., 5.33%, 11/1/99        50,000      50,000

General Electric Capital Corp., 5.92%, 3/21/00        30,000      29,304

Great Lakes Chemical Corp., 5.89%, 2/15/00            20,000      19,653

Household Finance, 5.33%, 11/1/99                     35,000      35,000

Iowa Student Loan Liquidity Corp.,
  5.35%, 11/23/99, LOC Bank of America                38,496      38,370

JP Morgan, 5.95%, 1/20/00                             50,000      49,339

3
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Mont Blanc Capital Corp., 5.38%, 11/18/99 (b)       $ 10,000  $    9,975

Mont Blanc Capital Corp., 6.15%, 1/25/00 (b)          22,000      21,681

Mont Blanc Capital Corp., 5.87%, 2/11/00 (b)           9,360       9,204

Mont Blanc Capital Corp., 5.95%, 2/14/00 (b)          19,531      19,192

Monte Rosa Capital Corp., 5.38%, 11/5/99 (b)          14,256      14,247

Monte Rosa Capital Corp., 5.42%, 12/14/99 (b)         15,000      14,903

Monte Rosa Capital Corp., 5.95%, 2/15/00 (b)          20,000      19,650

Pemex Capital, 5.35%, 11/15/99                        25,000      24,948

Pemex Capital, 5.35%, 11/22/99                        45,000      44,860

Redwood Receivables Corp., 5.38%, 11/17/99            50,000      49,880

Redwood Receivables Corp., 5.37%, 11/17/99            15,000      14,964

Redwood Receivables Corp., 5.40%, 11/18/99            32,000      31,919

SBC Communications, Inc., 5.27%, 11/19/99             25,000      24,934

SBC Communications, Inc., 5.27%, 11/22/99             25,000      24,923

Sheffield Receivables, 5.38%, 11/22/99                15,000      14,953

Sigma Finance, Inc., 5.00%, 11/15/99                  25,000      24,951

Sino Chemical, 5.37%, 11/8/99                         12,000      11,987

Sony Capital Corp., 5.80%, 1/28/00                    40,000      39,433

Southern California Edison, 5.30%, 11/30/99           10,000       9,957

Texas Agricultural Finance Authority,
  5.78%, 1/19/00                                      14,000      13,822

Toronto Dominion, 4.90%, 11/22/99                     25,000      24,929

Transamerica Financial Corp., 5.30%, 11/22/99         20,000      19,938

Transamerica Financial Corp., 5.71%, 3/21/00          18,300      17,887

UBS Finance, 4.90%, 11/22/99                          20,000      19,943

UBS Finance, 5.33%, 12/13/99                          60,000      59,627

Weyerhauser Real Estate, 5.30%, 11/15/99              12,000      11,975

Xerox Corp., 5.40%, 12/8/99                           21,050      20,933

Total Commercial Paper
(Amortized Cost $1,495,604)                                    1,495,604

Corporate Bonds (22.9%)

American General Financial Corp., 7.20%, 11/30/99      2,000       2,003

American General Financial Corp., 6.13%, 9/15/00      12,000      12,003

Associates Corp., N.A., 8.25%, 12/1/99                 7,180       7,198

Beta Finance, 5.94%*, 11/2/99**                       10,000      10,000

CIT Group, Inc., 6.13%, 11/15/99, MTN                  5,000       5,001

CIT Group, Inc., 5.88%, 12/9/99, MTN                  21,210      21,221

Dell Tin Fiber, 5.50%*, 11/3/99**,
  LOC First Chicago                                   12,000      12,000

First Union National, 5.71%*, 11/1/99**               45,000      45,000

General Electric Capital Corp., 6.66%, 5/1/00          7,200       7,232

General Motors Acceptance Corp.,
  9.63%, 5/15/00, MTN                                  7,500       7,649

General Motors Acceptance Corp.,
  5.04%*, 11/11/99**, MTN                              5,000       4,995

Goldman Sachs Group, 6.05%*, 11/2/99**                10,000      10,000

Goldman Sachs Group, 5.58%*, 11/1/99**                10,000      10,001

Household Finance, 5.46%*, 12/10/99**                 35,000      35,003

Household Finance, 6.00%, 5/8/00                       6,000       6,006

IBM Credit Corp., 5.79%, 3/20/00                       5,000       5,005

John Deere Capital Corp., 5.83%, 3/16/00, MTN         10,000       9,987

John Deere Capital Corp., 5.73%, 7/13/00, MTN         10,000       9,997

Lehman Brothers Holdings, Inc., 5.46%*, 11/22/99**    45,000      45,000

Lexington Financial Services,
  5.50%*, 11/3/99**, LOC LaSalle National Bank         5,430       5,430

4
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Merrill Lynch, 5.54%*, 11/1/99**, MTN               $ 10,000  $   10,000

Morgan Stanley Dean Witter, 6.82%, 12/15/99           10,000      10,021

Morgan Stanley Dean Witter, 5.56%*, 11/1/99**         50,000      50,000

Morgan Stanley Dean Witter, 5.61%*, 12/16/99**        13,000      13,000

Nationsbank, 5.00%, 1/5/00                            20,000      19,999

Norwest Financial, Inc., 6.05%, 11/19/99               6,800       6,803

Norwest Financial, Inc., 6.88%, 12/15/99              10,400      10,422

Norwest Financial, Inc., 7.25%, 3/15/00               10,000      10,073

PNC Bank, 5.21%*, 11/13/99**                           8,500       8,491

Pomeroy Investments, 5.47%*, 11/4/99**,
  LOC Fifth Third Bank                                 3,350       3,350

Presrite Corp., 5.41%*, 11/4/99**,
  LOC National City Bank                               4,250       4,250

Salomon Smith Barney, Inc., 6.50%, 3/1/00             18,000      18,066

Sara Lee Corp., 7.95%, 11/9/99, MTN                   10,000      10,005

Sara Lee Corp., 5.75%, 7/14/00, MTN                    7,500       7,500

Sea River Maritime, Inc.,
  5.40%*, 11/1/99**, Guaranteed by Exxon Corp.        32,500      32,500

Sigma Finance, Inc., 5.76%*, 11/2/99**                10,000      10,000

Sigma Finance, Inc., 5.55%*, 11/5/99**                20,000      20,000

Transamerica Finance Corp., 5.05%*, 11/12/99**         8,000       8,000

USL Capital Corp., 7.40%, 11/2/99                      5,000       5,000

USL Capital Corp., 5.78%*, 12/8/99**                   5,000       5,002

USL Capital Corp., 7.54%, 12/22/99                     5,000       5,017

Xerox Corp., 5.32%, 3/31/00                           18,000      17,997

Total Corporate Bonds
(Amortized Cost $556,227)                                        556,227

Repurchase Agreements (7.1%)

Donaldson-Lufkin Jenrette Securities Corp.,
  5.23%, 11/1/99, (Collateralized by $49,287
  various U.S. Government Securities,
  0.00%-9.88%, 10/31/99-5/15/21,
  market value $25,051)                               25,000      25,000

Lehman Brothers, Inc., 5.23%, 11/1/99,
  (Collateralized by $45,640 various U.S.
  Government Securities, 5.88%,
  2/15/04, market value $45,355)                      45,000      45,000

Paine Weber, 5.23%, 11/1/99, (Collateralized
  by $104,510 various U.S. Government securities,
  5.63%-7.50%, 9/30/01-2/15/05, market value
  $104,920)                                          103,472     103,472

Total Repurchase Agreements
(Amortized Cost $173,472)                                        173,472

U.S. Government Agencies (0.4%)

Federal Home Loan Bank (0.4%):
5.00%, 1/5/00                                         10,000      10,000

Total U.S. Government Agencies
(Amortized Cost $10,000)                                          10,000

Total Investments
(Amortized Cost $2,430,213) (a) -- 100.0%                      2,430,213

Liabilities in excess of other assets -- 0.0%                       (631)

TOTAL NET ASSETS -- 100.0%                                    $2,429,582

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.

5
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THE VICTORY PORTFOLIOS                                 Schedule of Investments
Federal Money Market Fund                                     October 31, 1999
(Amounts in thousands)

                                                  Principal  Amortized
Security Description                              Amount     Cost

U.S. Government Agencies (66.4%)

Federal Agricultural Mortgage Corp. (4.7%):
5.13%, 11/23/99                                   $ 52,793   $   52,627

Federal Farm Credit Bank (12.9%):
5.10%, 11/1/99                                      25,000       25,000
5.22%, 12/1/99                                      54,500       54,500
5.56%, 1/18/00                                      40,000       40,000
5.63%, 2/1/00                                       25,000       25,000

                                                                144,500

Federal Home Loan Bank (17.8%):
5.56%, 1/14/00                                      30,000       29,657
4.95%, 2/24/00                                      10,000        9,977
5.56%, 3/14/00                                      48,600       47,595
5.00%, 4/20/00                                      10,000        9,999
5.10%, 5/11/00                                      19,175       19,173
5.21%, 5/24/00, Callable 11/24/99 @ 100             14,000       14,000
5.51%, 6/22/00, Callable 12/28/99 @ 100             10,000       10,000
6.03%, 9/15/00                                      10,000        9,505
6.00%, 9/28/00, Callable 12/28/99 @ 100             10,000       10,000
6.04%, 10/25/00, Callable 1/25/00 @ 100             20,000       20,000
6.05%, 10/25/00, Callable 1/25/00 @ 100              8,800        8,800
6.25%, 11/17/00, Callable 2/17/00 @ 100             10,000       10,000

                                                                198,706

Federal Home Loan Mortgage Corp. (5.2%):
5.26%, 12/3/99                                      20,000       19,907
5.03%, 12/9/99                                      18,608       18,509
5.26%, 12/15/99                                     20,000       19,871

                                                                 58,287

Federal National Mortgage Assoc. (23.1%):
5.14%, 11/2/99                                      27,321       27,317
4.74%, 11/5/99                                      50,000       49,975
5.22%, 11/12/99                                      6,000        5,990
5.20%, 11/15/99                                     40,000       39,919
5.24%, 12/6/99                                      30,000       29,847
5.28%, 12/10/99                                     40,000       39,771
5.26%, 12/17/99                                     15,000       14,899
5.56%, 1/19/00                                      35,000       34,573
5.33%, 6/9/00                                       10,000        9,990
5.49%, 8/18/00                                       5,300        5,282

                                                                257,563

Student Loan Marketing Assoc. (2.7%):
5.67%*, 11/2/99**                                   20,000       20,001
5.05%, 1/19/00                                      10,000       10,000

                                                                 30,001

Total U.S. Government Agencies
(Amortized Cost $741,684)                                       741,684

Repurchase Agreements (36.9%)

Bear Stearns & Co., Inc., 5.31%,
  11/1/99 (Collateralized by
  $51,338 various U.S.
  Government Securities,
  0.00%-7.20%, 12/12/12-1/1/28,
  market value -- $51,063)                          50,000       50,000

Donaldson-Lufkin Jenrette
  Securities Corp., 5.30%,
  11/1/99 (Collateralized by
  $196,358 various U.S.
  Government Securities,
  0.00%-6.00%, 7/17/02-5/15/08,
  market value -- $193,809)                        192,507      192,507

Hongkong-Shanghai
  Banking Corp., 5.31%,
  11/1/99 (Collateralized by
  $122,819 various U.S.
  Government Securities,
  0.00%, 11/16/99-4/26/00,
  market value -- $122,402)                        120,000      120,000

Lehman Brothers, Inc.,
  5.27%, 11/1/99 (Collateralized
  by $50,998 various U.S.
  Government Securities,
  6.00%-7.00%, 7/1/06-11/1/14,
  market value -- $50,746)                          50,000       50,000

Total Repurchase Agreements
(Amortized Cost $412,507)                                       412,507

Total Investments
(Amortized Cost $1,154,191) (a) -- 103.3%                     1,154,191

Liabilities in excess of other assets -- (3.3)%                 (36,511)

TOTAL NET ASSETS-- 100.0%                                    $1,117,680

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

See notes to financial statements.

6
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                                           Statements of Assets and Liabilities

THE VICTORY PORTFOLIOS                                         October 31, 1999
(Amounts in Thousands, Except Per Share Amounts)

                                                     Institutional  Federal
                                                     Money Market   Money Market
                                                     Fund           Fund

ASSETS:
Investments, at amortized cost                       $2,256,741     $  741,684
Repurchase agreements, at amortized cost                173,472        412,507

      Total Investments                               2,430,213      1,154,191

Cash                                                         37             --
Interest receivable                                      10,570          3,269
Receivable for capital shares issued                         --             11
Receivable from brokers for investments sold                 --         25,000
Prepaid expenses and other assets                           351             29

      Total Assets                                    2,441,171      1,182,500

LIABILITIES:
Dividends payable                                        10,503          4,569
Payable to brokers for investments purchased                 --         60,000
Accrued expenses and other payables:
    Investment advisory fees                                371            140
    Administration fees                                     128              9
    Custodian fees                                           40             18
    Accounting fees                                           2              1
    Transfer agent fees                                      51             14
    Shareholder service fees -- Select Shares               434             40
    Other                                                    60             29

      Total Liabilities                                  11,589         64,820

NET ASSETS:
Capital                                               2,429,436      1,117,730
Undistributed net investment income                         160             14
Accumulated undistributed net realized gains
  (losses) from investment transactions                     (14)           (64)

      Net Assets                                     $2,429,582     $1,117,680

Net Assets
    Investor Shares                                  $1,313,571     $  834,055
    Select Shares                                     1,116,011        283,625

      Total                                          $2,429,582     $1,117,680

Outstanding units of beneficial interest (shares)
    Investor Shares                                   1,313,560        834,088
    Select Shares                                     1,116,011        283,640

      Total                                           2,429,571      1,117,728

Net asset value
    Offering and redemption price per share
      -- Investor Shares                             $     1.00     $     1.00

    Offering and redemption price per share
      -- Select Shares                               $     1.00     $     1.00

See notes to financial statements.

                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 1999
(Amounts in Thousands)

                                             Institutional     Federal
                                             Money Market      Money Market
                                             Fund              Fund

Investment Income:
Interest income                              $110,686          $50,982
Securities lending income                          34               --

    Total Income                              110,720           50,982

Expenses:
Investment advisory fees                        5,330            2,550
Administration fees                             2,343            1,230
Shareholder service fees -- Select Shares       2,030              666
Custodian fees                                    417              207
Accounting fees                                   120              104
Legal and audit fees                              158               78
Trustees' fees and expenses                        50               26
Transfer agent fees                               382               61
Registration and filing fees                      186              220
Printing fees                                     127               52
Other                                              40               48

    Total Expenses                             11,183            5,242

Expenses voluntarily reduced                   (2,952)          (1,754)

    Net Expenses                                8,231            3,488

Net Investment Income                         102,489           47,494

Realized Gains (Losses) from Investments:
Net realized gains (losses)
  from investment transactions                    (14)             (64)

Change in net assets
  resulting from operations                  $102,475          $47,430

See notes to financial statements.

THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)

                                         Institutional Money Market Fund            Federal Money Market Fund<F1>

                                   Year Ended      Year Ended     Year Ended      Eleven Months          Year Ended
                                   October 31,     October 31,    October 31,     Ended October 31,      November 30,
                                   1999            1998           1999            1998                   1997

From Investment Activities:
Operations:
  Net investment income            $   102,489     $    70,214    $    47,494     $    27,461            $   5,455
  Net realized gains (losses)
    from investment transactions           (14)             19            (64)             16                   --

Change in net assets resulting
  from operations                      102,475          70,233         47,430          27,477                5,455

Distributions to Shareholders:
  From net investment income
    Investor Shares                    (64,880)        (44,160)       (35,599)        (22,345)              (5,455)
    Select Shares                      (37,609)        (26,052)       (11,895)         (5,116)                  --
  From net realized gains from
    investment transactions                 --             (15)            --              (3)                  --

Change in net assets from
  distributions to shareholders       (102,489)        (70,227)       (47,494)        (27,464)              (5,455)

Capital Transactions:
  Proceeds from shares issued        9,707,193       5,290,832      4,573,820       2,715,391              471,869
  Dividends reinvested                  55,255          37,208         42,935          23,954                3,317
  Cost of shares redeemed           (8,973,406)     (4,761,794)    (4,415,124)     (2,066,744)            (273,846)

Change in net assets from
  capital transactions                 789,042         566,246        201,631         672,601              201,340

Change in net assets                   789,028         566,252        201,567         672,614              201,340

Net Assets:
  Beginning of period                1,640,554       1,074,302        916,113         243,499               42,159

  End of period                    $ 2,429,582     $ 1,640,554    $ 1,117,680     $   916,113            $ 243,499

Share Transactions:
  Issued                             9,707,193       5,290,832      4,573,820       2,715,391              471,869
  Reinvested                            55,255          37,208         42,935          23,954                3,317
  Redeemed                          (8,973,406)     (4,761,794)    (4,415,124)     (2,066,744)            (273,846)

Change in shares                       789,042         566,246        201,631         672,601              201,340

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory Federal Money Market Fund.
     Activity prior to March 23, 1998 represents that of the Key Money Market Fund.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period

                                                        Institutional Money Market Fund
                                                               Investor Shares

                                      Year           Year           Year            Year           Period
                                      Ended          Ended          Ended           Ended          Ended
                                      October 31,    October 31,    October 31,     October 31,    October 31,
                                      1999           1998           1997            1996<F5>       1995<F4>

Net Asset Value,
  Beginning of Period                 $    1.000     $    1.000     $  1.000        $  1.000       $  1.000

Investment Activities
  Net investment income                    0.049          0.054        0.053           0.053          0.290

Distributions
  Net investment income                   (0.049)        (0.054)      (0.053)         (0.053)        (0.290)

Net Asset Value,
  End of Period                       $    1.000     $    1.000     $  1.000        $  1.000       $  1.000

Total Return                                5.03%          5.53%        5.46%           5.41%          2.90%<F2>

Ratios/Supplemental Data:
  Net Assets, End of Period (000)     $1,313,571     $1,068,521     $585,663        $671,575       $504,536
Ratio of expenses to
  average net assets                        0.27%          0.27%        0.28%           0.27%          0.26%<F3>
Ratio of net investment income
  to average net assets                     4.91%          5.38%        5.32%           5.27%          5.69%<F3>
Ratio of expenses to
  average net assets<F1>                    0.49%          0.42%        0.48%           0.48%          0.49%<F3>
Ratio of net investment income
  to average net assets<F1>                 4.69%          5.23%        5.12%           5.06%          5.46%<F3>

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Not annualized.
<F3> Annualized.
<F4> Effective June 5, 1995, the Victory Institutional Money Market Portfolio became the Institutional
     Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F5> Effective March 1, 1996, the Fund redesignated Institutional Shares as Investor Shares and Service
     Shares as Select Shares.

See notes to financial statements.

                                                                Institutional Money Market Fund

                                                       Select Shares

                                    Year           Year         Year           Year            June 5,         Year
                                    Ended          Ended        Ended          Ended           1995 to         Ended
                                    October 31,    October 31,  October 31,    October 31,     October 31,     April 30,
                                    1999           1998         1997           1996<F5>        1995<F4><F6>    1995

Net Asset Value,
  Beginning of Period               $    1.000     $  1.000     $  1.000       $  1.000        $ 1.000         $  1.000

Investment Activities
  Net investment income                  0.046        0.051        0.051          0.050          0.012            0.500

Distributions
  Net investment income                 (0.046)      (0.051)      (0.051)        (0.050)        (0.012)          (0.500)

Net Asset Value,
  End of Period                     $    1.000     $  1.000     $  1.000       $  1.000        $ 1.000         $  1.000

Total Return                              4.72%        5.22%        5.17%          5.16%          1.23%<F2>        4.91%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)               $1,116,011     $572,033     $488,639       $373,090        $11,479         $449,814
Ratio of expenses to
  average net assets                      0.57%        0.56%        0.55%          0.52%          0.51%<F3>        0.27%
Ratio of net investment income
  to average net assets                   4.63%        5.09%        5.06%          4.97%          5.33%<F3>        4.91%
Ratio of expenses to
  average net assets<F1>                  0.79%        0.71%        0.75%          0.73%          1.00%<F3>        0.51%
Ratio of net investment income
  to average net assets<F1>               4.41%        4.94%        4.86%          4.77%          4.84%<F3>        4.67%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Not annualized.
<F3> Annualized.
<F4> Effective June 5, 1995, the Victory Institutional Money Market Portfolio became the Institutional Money Market
     Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F5> Effective March 1, 1996, the Fund redesignated Institutional Shares as Investor Shares and Service Shares
     as Select Shares.
<F6> Period from commencement of operations.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                    Financial Highlights
For a Share Outstanding Throughout Each Period

                                                               Federal Money Market Fund

                                   Investor                     Select
                                    Shares                      Shares

                                           Eleven
                             Year          months        Year          Period
                             Ended         Ended         Ended         Ended             Fiscal  Year Ended November 30,
                             October 31,   October 31,   October 31,   October 31,
                             1999          1998<F2>      1999          1998<F2>      1997    1996           1995       1994

Net Asset Value,
  Beginning of Period        $  1.000      $  1.000      $  1.000      $  1.000      $  1.000    $ 1.000    $ 1.000    $ 1.000

Investment Activities
  Net investment income         0.047         0.048         0.045         0.031         0.048      0.047      0.051      0.034

Distributions
  Net investment income        (0.047)       (0.048)       (0.045)       (0.031)       (0.048)    (0.047)    (0.051)    (0.034)

Net Asset Value,
  End of Period              $  1.000      $  1.000      $  1.000      $  1.000      $  1.000    $ 1.000    $ 1.000    $ 1.000

Total Return                     4.82%         4.91%<F3>     4.56%         3.14%<F3>     4.94%      4.65%      5.26%      3.37%

Ratios/Supplementary Data:
Net Assets at end
  of period (000)            $834,055      $717,972      $283,625      $198,141      $243,499    $42,159    $21,848    $28,606
Ratio of expenses to
  average net assets             0.28%         0.27%<F4>     0.53%         0.43%<F4>     0.53%      0.64%      0.63%      0.59%
Ratio of net investment
  income to average
  net assets                     4.72%         5.22%<F4>     4.47%         5.06%<F4>     4.91%      4.59%      5.15%      3.35%
Ratio of expenses to
  average net assets<F1>         0.45%         0.48%<F4>     0.71%         0.54%<F4>     0.90%      0.92%      0.91%      0.87%
Ratio of net investment
  income to average
  net assets<F1>                 4.55%         5.01%<F4>     4.29%         4.95%<F4>     4.54%      4.31%      4.90%      3.10%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares.
     Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.
<F3> Not annualized.
<F4> Annualized.

See notes to financial statements.

                                                 Notes to Financial Statements
THE VICTORY PORTFOLIOS                                        October 31, 1999

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The Key Money Market Fund transferred its assets and liabilities to the Victory Federal Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

                                Before Reorganization           After
                                                                Reorganization

                                Key            Victory Federal  Victory Federal
                                Money Market   Money Market     Money Market
                                Fund           Fund             Fund

Shares (000)                     517,095       --                517,095
Net Assets (000)                $517,095       --               $517,095
Net Asset Value                 $   1.00       --               $   1.00
Unrealized appreciation (000)   $     --       --               $     --

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:
Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:
The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Securities Purchased on a When-Issued Basis:
The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:
The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 331/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Advisor, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Advisor, may invest the collateral in short-term debt instruments that the Advisor has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities. Loans are subject to termination by the Fund or the borrower at any time. There were no securities on loan as of October 31, 1999.

Dividends to Shareholders:
Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:
It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

Investment advisory services are provided to the Fund by Key Asset Management, Inc. ("the Advisor), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Advisor is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Select Shares of each Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

During the year ended October 31, 1998, the Trust retained an affiliate of BISYS and, for Federal Money Market during the year ended October 31, 1997, an affiliate of the Advisor, to serve as Mutual Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the year ended October 31, 1999:

                                 Investment Advisory Fees   Administration Fees

                                 Percentage
                                 of Average   Voluntary     Voluntary
                                 Daily        Fee           Fee
                                 Net Assets   Reductions    Reductions

Institutional Money Market Fund  0.25%        $1,888        $1,064
Federal Money Market Fund        0.25%         1,136           618

The Trust and KeyCorp entered into an agreement (the "Put Agreement") dated August 13, 1999 which provided the Trust the right to require KeyCorp to purchase certain General American Life Insurance Company ("GALIC") securities held by the Institutional Money Market Fund, and other funds within the Trust, on or before October 15, 1999. On August 23, 1999 and October 1, 1999, approximately $7 million and $63 million par value of GALIC securities, respectively, were sold by the Institutional Money Market Fund at par in connection with the terms of the acquisition of GALIC by an unaffiliated external party. Accordingly, the Put Agreement expired on October 15, 1999 without any transactions described therein having been exercised.

5. Capital Share Transactions:

Transactions in capital shares were as follows (amounts in thousands):

                               Institutional                   Federal
                               Money Market Fund               Money Market Fund

                               Year          Year          Year           Eleven Months
                               Ended         Ended         Ended          Ended
                               October 31,   October 31,   October 31,    October 31,
                               1999          1998          1999           1998<F1>

Capital Share Transactions:
Investor Shares:
Issued                          4,336,459     2,546,563     3,339,377      2,003,171
Reinvested                         19,944        11,444        31,417         19,609
Redeemed                       (4,111,344)   (2,075,151)   (3,254,666)    (1,548,317)

Total                             245,059       482,856       116,128        474,463

Select Shares:
Issued                          5,370,734     2,744,269     1,234,442        712,220
Reinvested                         35,311        25,764        11,518          4,345
Redeemed                       (4,862,062)   (2,686,643)   (1,160,457)      (518,427)

Total                             543,983        83,390        85,503        198,138

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory Federal
     Money Market Fund, and the Fund designated the existing shares as Investor
     Shares and commenced offering Select Shares.

6. Federal Income Tax (unaudited):

As of October 31, 1999, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                    Amount   Expires

Institutional Money Market Fund     14       2007
Federal Money Market Fund           63       2007

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  The Victory Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund and the Federal Money Market Fund (two of the funds constituting the Victory Portfolios) at October 31, 1999, the results of operations for the year then ended, the changes in each of their net assets for the periods presented, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles. The financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of the Institutional Money Market Fund for the year ended April 30, 1995 were audited by other auditors, whose report dated June 20, 1995 expressed an unqualified opinion on those financial highlights.

                                                    PricewaterhouseCoopers LLP

Columbus, Ohio
December 16, 1999

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                                                              1AR-IMMVF 10/99